Condensed Financial Statements of the Company (Details Textual) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
Restricted capital and reserves	¥ 2,977,988	¥ 2,245,077